Collateralized transactions - Offsetting of the transactions in the consolidated balance sheets (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2022	Mar. 31, 2021
Collateralized Transactions
Gross balances of reverse repurchase agreements, not subject to enforceable master netting arrangements or similar agreements	¥ 793	¥ 480
Gross balances of repurchase agreements, not subject to enforceable master netting arrangements or similar agreements	2,453	2,653
Gross balances of securities borrowing transactions, not subject to enforceable master netting arrangements or similar agreements	1,511	1,947
Gross balances of securities lending transactions, not subject to enforceable master netting arrangements or similar agreements	¥ 158	¥ 213